CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net (loss) income	$ (30,363)	$ 122	$ (2,210)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation of property, plant and equipment	1,949	2,072	2,290
Amortization of land use right	36	36	36
Amortization of acquired intangible assets	4,991	3,480	3,056
Allowance for doubtful accounts receivable	558
Write down of inventories	6,160	857	180
Utilization of subsidy from local authorities of Zhuhai, the People's Republic of China (the "PRC")		(1,068)	(674)
Loss (gain) on disposal of property, plant and equipment	(1)		5
Loss on disposal of intangible assets	420
Impairment loss recognized in respect of intangible assets	820
Fair value change in trading securities			(2)
Share-based compensation	45	492	1,465
Deferred tax	(3,576)	279	454
Proceeds from disposal of trading securities			459
Share of net (income) loss of equity method investees	(566)	264	(41)
Dividend income from an other investment	(423)	(493)
Impairment recognized in respect of other investments		681	2,543
Changes in operating assets and liabilities:
Accounts receivable	2,349	195	(3,150)
Amount due from a related party	(349)	(961)	(331)
Inventories	(256)	(8,678)	(4,510)
Prepaid expenses and other current assets	(750)	922	(2,549)
Amount due from an equity method investee	(3)	41	(14)
Accounts payable	(173)	(2,198)	3,598
Amount due to a related party	259
Accrued expenses and other current liabilities	(415)	(3,717)	(3,526)
Income tax recoverable	(122)	123	(189)
Income tax payable	1	2	(190)
Rental deposit received (paid)	5	(11)	4
Note Receivables	(161)
Dividend received	425
Net cash used in operating activities	(19,140)	(7,560)	(3,296)
Investing activities:
Purchase of marketable securities	(54,290)	(113,329)	(132,376)
Purchase of property, plant and equipment	(1,156)	(706)	(249)
Investment in an equity method investee	(9,016)	(3,712)	(1,500)
Deposit paid for acquisition of intangible assets	(457)	(145)
Purchase of intangible assets	(8,044)	(4,134)	(1,081)
Proceeds from disposal of property, plant and equipment	20	41	22
(Increase) decrease in time deposit	318	(340)
Increase in restricted deposits	(24,974)	(16,819)	(10,000)
Proceeds from the disposal of intangible assets	24
Proceeds from redemption of marketable securities	159,296	112,966	178,975
Net cash provided by (used in) investing activities	61,721	(26,178)	33,791
Financing activities:
Proceeds from exercise of share-based awards	2,542	3,041	2,289
Advance subsidy from local authorities of Zhuhai, the PRC	232	714	299
Raise of short-term bank loans	31,500	15,000	8,500
Repayment of short-term bank loans	(22,000)
Repurchase of ordinary shares	(28,902)	(4,853)	(4,152)
Net cash provided by (used in) financing activities	(16,628)	13,902	6,936
Net increase (decrease) in cash and cash equivalents	25,953	(19,836)	37,431
Cash and cash equivalents at the beginning of the year	53,263	71,336	33,207
Effect of exchange rate changes on cash	(1,039)	1,763	698
Cash and cash equivalents at the end of the year	78,177	53,263	71,336
Cash paid during the period for:
Interest	(531)	(498)	(250)
Income taxes		(90)	(312)
Non-cash investing activities
Purchases of intangible assets	(2,807)	(1,112)	(2,786)
Purchases of property, plant and equipment		$ (156)	$ (898)